NON-CONTROLLING INTEREST	6 Months Ended
Dec. 31, 2020
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

NOTE 20. NON-CONTROLLING INTEREST

Non-controlling interest consisted of the following:

	As of June 30, 2020
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	Total	Total
	RMB	RMB	RMB	RMB	RMB	U.S. Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,755,000	¥—	¥6,606,000	$934,406
Unappropriated retained earnings	3,477,493	3,616,002	(2,100,871)	(953,395)	4,039,229	571,342
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	(30,703)	(4,343)
Total non-controlling interests	¥5,109,643	¥3,804,149	¥2,654,129	¥(953,395)	¥10,614,526	$1,501,405

	As of December 31, 2020
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	Total	Total
	RMB	RMB	RMB	RMB	RMB	U.S. Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,805,000	¥—	¥6,656,000	$1,018,883
Unappropriated retained earnings	3,477,493	3,616,002	(3,078,512)	(1,081,628)	2,933,355	449,030
Accumulated other comprehensive loss	(18,850)	(11,853)	—	-	(30,703)	(4,700)
Total non-controlling interests	¥5,109,643	¥3,804,149	¥1,726,488	¥(1,081,628)	¥9,558,652	$1,463,213

The Company received capital contribution from non-controlling shareholders of Gan Su BHD amounted to ¥405,000 and ¥50,000 ($7,654)  during the six months ended December 31, 2019 and 2020, respectively.